Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Derivative Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability [Line Items]
Balance beginning	$ 3,488	$ 2,380	$ 2,380
Change in fair value	592	1,150
Balance ending	4,080	3,530	3,488
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s derivative liability [Line Items]
Balance beginning		2,004	2,004
Change in fair value		253
Balance ending		$ 2,257